UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22554

Carlyle Credit Income Fund

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, Suite 3400

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 813-4900

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1 – Proxy Voting Record.

Carlyle Credit Income Fund did not hold any securities with respect to which it was entitled to vote during the reporting period from July 1, 2022 through June 30, 2023.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Carlyle Credit Income Fund

By:	/s/ Nelson Joseph
Nelson Joseph
Treasurer, Principal Financial Officer and Principal Accounting Officer

Date:	August 23, 2023